COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 94 under the Securities Act of 1933 and Amendment No. 95 under the Investment Company Act of 1940, the text of which was filed electronically on June 28, 2011.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 1st day of July, 2011.

COLUMBIA FUNDS SERIES TRUST

/s/ Ryan C. Larrenaga

Ryan C. Larrenaga

Assistant Secretary